Fair Value Measurement -Schedule of composition of marketable securities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Amortized Cost
Amortized Cost - due within one year	$ 44,596
Amortized Cost - due after one year through two years	10,305
Amortized Cost	54,901
Fair Value
Fair Value - due within one year	44,556
Fair Value - due after one year through two years	10,286
Fair Value	$ 54,842